PROPERTY, PLANT AND MINE DEVELOPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND MINE DEVELOPMENT
PROPERTY, PLANT AND MINE DEVELOPMENT

10. PROPERTY, PLANT AND MINE DEVELOPMENT

	Mining Properties	Plant and Equipment	Mine Development Costs	Total

As at December 31, 2015	$1,665,610	$2,064,406	$1,358,951	$5,088,967

Additions	53,072	244,018	279,119	576,209

Gain on impairment reversal	83,992	36,169	–	120,161

Disposals	(1,890)	(17,658)	–	(19,548)

Amortization	(207,383)	(342,208)	(110,162)	(659,753)

Transfers between categories	12,135	39,556	(51,691)	–

As at December 31, 2016	1,605,536	2,024,283	1,476,217	5,106,036

Additions	174,374	221,924	648,242	1,044,540

Disposals	(6,750)	(9,354)	–	(16,104)

Amortization	(127,579)	(276,493)	(103,848)	(507,920)

Transfers between categories	19,946	30,761	(50,707)	–

As at December 31, 2017	$1,665,527	$1,991,121	$1,969,904	$5,626,552

As at December 31, 2016

Cost	$2,593,659	$4,233,945	$2,050,980	$8,878,584

Accumulated amortization and net impairments	(988,123)	(2,209,662)	(574,763)	(3,772,548)

Carrying value – December 31, 2016	$1,605,536	$2,024,283	$1,476,217	$5,106,036

As at December 31, 2017

Cost	$2,782,732	$4,602,106	$2,648,514	$10,033,352

Accumulated amortization and net impairments	(1,117,205)	(2,610,985)	(678,610)	(4,406,800)

Carrying value – December 31, 2017	$1,665,527	$1,991,121	$1,969,904	$5,626,552

As at December 31, 2017, assets under construction, and therefore not yet being depreciated, included in the carrying value of property, plant and mine development amounted to $910.6 million (2016 – $532.3 million).

During the year ended December 31, 2017, the Company disposed of property, plant and mine development with a carrying value of $16.1 million (2016 – $19.5 million). The loss on disposal was recorded in the other (income) expenses line item in the consolidated statements of income and comprehensive income.

Geographic Information:

	As at December 31, 2017	As at December 31, 2016

Northern Business:
Canada	$3,730,809	$3,266,594

Finland	889,610	853,445

Sweden	13,812	13,812

Southern Business:
Mexico	982,115	961,943

United States	10,206	10,242

Total property, plant and mine development	$5,626,552	$5,106,036